CONTRACT LIABILITY (Details)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)
CONTRACT LIABILITY
Total	¥ 4,719,255	$ 658,783	¥ 1,820,481